Reportable Segments	4 Months Ended
Sep. 30, 2018
Successor [Member]
Reportable Segments

18.	Reportable segments

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from offering the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the Middle East and North Africa (MENA) region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Production Services	$88,666	$117,268	$112,295	$59,164	$164,493
Drilling and Evaluation Services	56,914	73,298	24,732	11,289	29,288
Total	$145,580	$190,566	$137,027	$70,453	$193,781

Long-lived asset

	Successor (NESR)	Predecessor (NPS)
	2018	2017
	September 30	December 31
Reportable Segment
Production Services	$196,232	$180,289
Drilling and Evaluation Services	95,019	58,923
Unallocable Assets	13,476	25,057
Total	$304,727	$264,269

EBITDA

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Production Services	$33,180	$41,952	$36,836	$21,252	$58,463
Drilling and Evaluation Services	17,630	18,905	3,267	1,618	3,277
Unallocated Costs	(6,770)	(13,453)	(9,651)	(1,973)	(6,786)
Total	$44,040	$47,404	$30,452	$20,897	$54,954

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Reportable Segment
Net Income	$16,157	$12,190	$6,736	$10,680	$20,939
Add:
Income taxes	3,989	2,960	2,342	(313)	1,641
Interest expense, net	6,199	8,099	4,090	712	3,985
Depreciation and amortization	17,695	24,155	17,284	9,818	28,389
Total EBITDA	$44,040	$47,404	$30,452	$20,897	$54,954

Revenue by geographic area

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30
Geographic Area
MENA	$143,914	$188,488	$134,479	$69,585	$190,982
Other Countries	1,666	2,078	2,548	868	2,799
Total	$145,580	$190,566	$137,027	$70,453	$193,781

Long-lived assets by geographic area

	Successor (NESR)	Predecessor (NPS)
	2018	2017
	September 30	December 31
Geographic Area
MENA	$295,987	$258,382
Other Countries	8,740	5,887
Total	$304,727	$264,269

Significant clients

Revenues from three customers of the Company individually accounted for 43%, 18%, and 10%, respectively, of the Company’s consolidated revenues for the Successor Quarter. Two customers of NPS individually accounted 49% and 16% in the 2018 Predecessor Period. Three customers of NPS individually accounted for 44.7%, 12.7% and 12.5%, respectively in the 2017 Predecessor Quarter and 44.4%, 14% and 11.6%, respectively, in the 2017 Predecessor Period.